Share Incentive Plan	12 Months Ended
Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share Incentive Plan
15.	SHARE INCENTIVE PLAN

2017 Share Incentive Plan

In October 2017, the shareholders of the Company approved the 2017 Share Incentive Plan (the “2017 ESOP”) under which the Company can grant a maximum of 483,846 ordinary shares. On August 24, 2018, the Company further approved an additional 345,503 ordinary shares for issuance, and therefore, 829,349 ordinary shares reserved for issuance under the 2017 ESOP.

Scheme I

On October 20, 2017, the Company granted 363,452 options under the 2017 ESOP for an exercise price of $0.0047 (equivalent to RMB0.0312).

Vesting of Options

The options shall vest and become exercisable immediately at the grant date.

Exercise of Options

The options shall be exercisable before the date of expiration.

Expiration of Options

Any unexercised option shall be immediately forfeited upon the date of the Company’s IPO.

The entire 363,452 options granted under this scheme were exercised at the grant date and a compensation expense of RMB 205,630 was recorded for the year ended December 31, 2017.

Scheme II

On October 20, 2017, the Company granted 66,053 options under the 2017 ESOP for an exercise price of $84.75 (equivalent to RMB560.95).

Vesting of Options

The options shall vest and become exercisable in the installments of 10%, 20%, 30% and 40%, respectively on the first, second, third and fourth anniversary of the date of the Company’s IPO.

Exercise of Options

The options shall be exercisable before the date of expiration.

Any unexercised option shall be immediately forfeited upon the tenth anniversary of October 20, 2017.

The vesting and exercisability of options granted under Scheme II of the 2017 ESOP are both upon the IPO which is not assessed as probable until the effective date of the IPO. Therefore, no share-based compensation expenses were accrued for the year ended December 31, 2017. Upon the completion of the Company's IPO in March 2018, a compensation expense of RMB2,751 was recorded for the year ended December 31, 2018.

15.	SHARE INCENTIVE PLAN - continued

Scheme II - continued

A summary of option activities and changes during the year ended December 31, 2019 were presented below:

			Weighted- average		Weighted-
		Weighted-	remaining	Aggregated	average
	Number of	average	contractual	intrinsic	grant date
Share option	shares	exercise price	term(years)	value	fair value
		RMB		RMB	RMB
Outstanding, December 31, 2018	51,831	560.95	8.81	—	271.90
Forfeited	(5,200)	560.95	—	—	271.90
Outstanding, December 31, 2019	46,631	560.95	7.81	—	271.90

The Company calculated the estimated fair value of the options on the respective grant dates using the binomial option pricing model with the assistance from an independent valuation firm, with the following assumptions used.

October 20,
Grant Dates	2017
Risk-free interest rate	2.0%-2.4%
Volatility	32%-45%
Expected dividend yield	0%
Exercise multiples	2.2-2.8
Exercise price	0.0312-560.95
Life of option (years)	0.53-10
Fair value of underlying ordinary share	565.80

(1) Risk free rate of interest

Risk-free interest rate was estimated based on the yield to maturity of US Sovereign Strips Curve with maturity date closest to the life to expiration, plus country default spread of China as of the valuation dates.

(2) Volatility

The volatility factor estimated was based on the daily share price volatility of comparable companies for an observation period that matches the life to expiration of share options.

(3) Dividend Yield

The management does not have any dividend policy after IPO. Hence, the dividend payout ratio is assumed to be 0%.

(4) Exercise multiples

Exercise multiple is based on empirical research on typical employee stock option exercising behavior.

In addition to the Share Incentive Plans disclosed above, in August 2017, the Company issued 146,930 ordinary shares to certain directors and management at no consideration as a share-based compensation. As a result, a compensation expense of RMB83,133 was recorded for the year ended December 31, 2017.

On May 17, 2018, the Company’s Board of Directors approved to award certain independent directors for their services rendered for the year ended December 31, 2018.The awards would be settled by issuing a variable number of the Company's shares valued at RMB1,100 and the share number is determined by dividing RMB1,100 by the average closing price during certain periods of time. The Group accounted for the awards to the independent directors as share-based compensation classified as liabilities which was included in accrued expenses and other current liabilities.

15.	SHARE INCENTIVE PLAN - continued

Scheme II - continued

Total share-based compensation expense of share-based awards granted to employees, certain directors and management recognized for the years ended December 31, 2017, 2018 and 2019 were as follows:

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Cost of revenues	19,244	314	317
Sales and marketing expenses	75,237	773	674
General and administrative expenses	194,282	2,764	1,979
	288,763	3,851	2,970

As of December 31, 2019, the unrecognized share-based compensation expenses related to share options were RMB7,421, which are expected to be recognized over a weighted average period of 2.2 years.